United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  04/30/2011

Date of Reporting Period:  Quarter ended 01/31/2011

Item 1.                      Schedule of Investments

Federated Intermediate Corporate Bond Fund

Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount or Shares			Value
		Asset-Backed SecuritY – 0.0%
		Home Equity Loan – 0.0%
$15,713	[1,2]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029 (IDENTIFIED COST $15,706)	13,042
		Corporate Bonds – 96.2%
		Basic Industry - Chemicals – 2.0%
1,140,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	1,222,873
1,930,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	2,411,402
450,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	470,582
500,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, 4.00%, 12/7/2015	500,540
1,200,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, (Series 144A), 6.00%, 12/10/2019	1,233,757
640,000		RPM International, Inc., 6.50%, 2/15/2018	684,554
510,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	525,888
450,000		Rohm & Haas Co., 6.00%, 9/15/2017	493,036
		TOTAL	7,542,632
		Basic Industry - Metals & Mining – 3.6%
500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	534,445
1,000,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	1,117,218
1,110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	1,380,255
300,000	[1,2]	Anglo American Capital PLC, Company Guarantee, (Series 144A), 4.45%, 9/27/2020	303,792
500,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	498,899
400,000		ArcelorMittal, 6.125%, 6/1/2018	426,006
2,500,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	2,485,042
1,430,000	[1,2]	Gerdau S.A., Company Guarantee, (Series 144A), 5.75%, 1/30/2021	1,440,725
1,000,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, (Series 144A), 4.875%, 10/7/2020	965,797
630,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	643,837
2,350,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	2,459,912
500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	549,259
650,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	667,975
		TOTAL	13,473,162
		Basic Industry - Paper – 1.3%
500,000		International Paper Co., Bond, 7.30%, 11/15/2039	564,793
1,600,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	1,896,385
650,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	629,395
750,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	767,162
1,000,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	1,094,422
		TOTAL	4,952,157
		Capital Goods - Aerospace & Defense – 1.0%
750,000		Boeing Capital Corp., Sr. Note, 3.25%, 10/27/2014	782,824
675,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/15/2020	714,656
300,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	318,750
1,140,000		Goodrich Corp., 4.875%, 3/1/2020	1,191,673
100,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	106,219
630,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, (Series 144A), 6.25%, 1/15/2040	575,483
		TOTAL	3,689,605
		Capital Goods - Building Materials – 0.6%
1,025,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	1,066,151
1

Principal Amount or Shares			Value
$1,180,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	1,221,772
		TOTAL	2,287,923
		Capital Goods - Diversified Manufacturing – 2.2%
560,000		Dover Corp., Note, 5.45%, 3/15/2018	621,607
510,000		Harsco Corp., 5.75%, 5/15/2018	559,192
544,000	[1,2]	Hutchison Whampoa International Ltd., 6.50%, 2/13/2013	594,591
550,000	[1,2]	Hutchison Whampoa International Ltd., 7.625%, 4/9/2019	662,560
700,000		Roper Industries, Inc., 6.625%, 8/15/2013	779,846
2,000,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.25%, 9/1/2019	2,227,886
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	813,437
2,000,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	2,137,769
		TOTAL	8,396,888
		Capital Goods - Environmental – 0.1%
375,000		Waste Management, Inc., 7.375%, 3/11/2019	453,335
		Communications - Media & Cable – 1.3%
770,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	891,528
500,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	564,783
3,080,000		Cox Communications, Inc., 7.125%, 10/1/2012	3,368,698
		TOTAL	4,825,009
		Communications - Media Noncable – 1.4%
1,200,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	1,265,184
775,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	777,514
1,055,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,221,085
1,800,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, (Series 144A), 4.00%, 5/17/2016	1,826,666
		TOTAL	5,090,449
		Communications - Telecom Wireless – 2.2%
1,500,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	1,491,988
4,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, (Series 144A), 5.495%, 1/15/2017	4,665,822
1,180,000	[1,2]	SBA Tower Trust, (Series 144A), 5.101%, 4/15/2017	1,216,763
870,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	978,852
		TOTAL	8,353,425
		Communications - Telecom Wirelines – 2.2%
1,290,000		Alltel Corp., Deb., 6.50%, 11/1/2013	1,448,316
1,560,000		CenturyLink, Inc., Sr. Note, 6.15%, 9/15/2019	1,616,714
1,000,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	1,084,334
1,500,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	1,617,317
910,000		Rogers Communications, Inc., 5.50%, 3/15/2014	1,002,365
900,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	1,077,928
270,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	288,067
		TOTAL	8,135,041
		Consumer Cyclical - Automotive – 2.0%
910,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	968,105
1,000,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	1,301,806
1,490,000	[1,2]	Hyundai Capital Services, Inc., Note, (Series 144A), 6.00%, 5/5/2015	1,616,283
3,400,000	[1,2]	Nissan Motor Acceptance Corp., Note, 4.50%, 1/30/2015	3,560,760
		TOTAL	7,446,954
		Consumer Cyclical - Entertainment – 1.4%
1,600,000	[1]	Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	1,663,308
3,150,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, (Series 144A), 5.15%, 4/30/2020	3,270,172
2

Principal Amount or Shares			Value
$500,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	514,686
		TOTAL	5,448,166
		Consumer Cyclical - Lodging – 0.5%
1,400,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,376,317
450,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	474,515
		TOTAL	1,850,832
		Consumer Cyclical - Retailers – 0.7%
560,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	620,388
338,831	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	332,339
250,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	246,563
250,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	240,625
600,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.65%, 8/15/2016	658,500
540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	536,819
		TOTAL	2,635,234
		Consumer Cyclical - Services – 0.8%
2,025,000		Boston University, 7.625%, 7/15/2097	2,206,168
480,000		eBay, Inc., Sr. Unsecd. Note, 3.25%, 10/15/2020	440,860
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	510,000
		TOTAL	3,157,028
		Consumer Non-Cyclical - Food/Beverage – 1.8%
800,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	931,718
2,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	2,598,784
1,000,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	1,023,616
5,000		Grand Metropolitan Investment Corp., Company Guarantee, 9.00%, 8/15/2011	5,229
1,300,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	1,477,527
750,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	760,606
		TOTAL	6,797,480
		Consumer Non-Cyclical - Health Care – 1.9%
1,250,000		Boston Scientific Corp., 7.375%, 1/15/2040	1,337,886
100,000		Express Scripts, Inc., Company Guarantee, 5.25%, 6/15/2012	105,503
160,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	190,073
1,700,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,749,003
550,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 5.75%, 1/30/2040	516,765
2,000,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 7/1/2017	2,229,488
820,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	897,450
		TOTAL	7,026,168
		Consumer Non-Cyclical - Pharmaceuticals – 0.3%
1,260,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	1,226,925
		Consumer Non-Cyclical - Products – 0.9%
500,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	518,663
800,000		Whirlpool Corp., 5.50%, 3/1/2013	848,878
2,010,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	2,157,530
		TOTAL	3,525,071
		Consumer Non-Cyclical - Supermarkets – 0.3%
1,000,000		Kroger Co., Note, 6.80%, 12/15/2018	1,159,408
		Energy - Independent – 2.2%
1,500,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,640,450
170,000		Pemex Project Funding Master, 5.75%, 12/15/2015	186,044
5,000,000		Petroleos Mexicanos, Company Guarantee, (Series WI), 4.875%, 3/15/2015	5,321,717
3

Principal Amount or Shares			Value
$660,000		Petroleos Mexicanos, Company Guarantee, (Series WI), 6.00%, 3/5/2020	694,018
270,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	253,232
343,091	[1,2]	Tengizchevroil LLP, (Series 144A), 6.124%, 11/15/2014	361,961
		TOTAL	8,457,422
		Energy - Integrated – 1.2%
10,000		BP Amoco PLC, Deb., 9.125%, 3/1/2011	10,075
990,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	996,416
680,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	688,855
1,270,000		Hess Corp., 7.00%, 2/15/2014	1,457,975
1,200,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	1,213,537
145,672	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	147,267
		TOTAL	4,514,125
		Energy - Oil Field Services – 0.8%
350,000	[1,2]	Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	343,818
600,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	743,221
490,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	505,850
700,000		Weatherford International Ltd., 6.00%, 3/15/2018	761,229
500,000		Weatherford International Ltd., 9.875%, 3/1/2039	686,654
		TOTAL	3,040,772
		Energy - Refining – 0.8%
410,000	[1,2]	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	410,347
260,000		Premcor Refining Group, Inc., 6.125%, 5/1/2011	263,512
1,400,000		Valero Energy Corp., 9.375%, 3/15/2019	1,783,405
500,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	533,504
		TOTAL	2,990,768
		Financial Institution - Banking – 23.1%
1,200,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,232,318
8,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	8,576,787
1,900,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	1,992,724
3,550,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	3,915,695
1,000,000		Bank of America Corp., Sub. Note, 4.75%, 8/15/2013	1,052,550
1,700,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	1,530,000
1,180,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	1,308,795
250,000		Capital One Bank, Sub., 8.80%, 7/15/2019	310,018
1,180,000		Capital One Capital IV, 6.745%, 2/17/2037	1,184,425
680,000		Capital One Capital V, 10.25%, 8/15/2039	739,500
3,500,000		Capital One Capital VI, 8.875%, 5/15/2040	3,727,500
1,450,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	1,671,158
1,000,000		Citigroup, Inc., Note, 4.75%, 5/19/2015	1,058,327
3,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	3,064,639
400,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	418,447
3,080,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	3,371,788
1,740,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	1,850,259
675,000		City National Corp., Note, 5.25%, 9/15/2020	668,176
1,750,000		Deutsche Bank AG London, Sr. Unsecd. Note, 3.25%, 1/11/2016	1,757,445
830,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	834,849
2,800,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	2,863,000
2,510,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	2,724,406
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.45%, 11/1/2012	1,069,927
4

Principal Amount or Shares			Value
$3,600,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.25%, 2/1/2041	3,638,768
3,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.60%, 1/15/2012	3,169,376
4,000,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	4,247,948
2,000,000		HSBC Holdings PLC, Sub. Note, 5.25%, 12/12/2012	2,129,683
1,200,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,288,192
360,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	386,108
1,510,000		J.P. Morgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,672,170
1,500,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	1,686,651
1,165,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	1,103,797
1,000,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	1,072,490
1,440,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	1,418,037
1,680,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	1,741,635
600,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	597,609
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 5.625%, 9/23/2019	1,510,566
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	1,011,577
1,400,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	1,478,382
610,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	662,479
2,810,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	3,068,340
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	1,055,221
960,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	1,009,384
160,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	173,501
3,257,709	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	2,075,454
1,900,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, (Series 144A), 3.781%, 10/7/2015	1,786,570
1,220,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	1,421,022
266,984	[1,2]	World Financial, Pass Thru Cert., (Series 96 WFP), 6.91%, 9/1/2013	283,637
		TOTAL	86,611,330
		Financial Institution - Brokerage – 5.8%
1,210,000		BlackRock, Inc., 6.25%, 9/15/2017	1,359,322
1,490,000	[1,2]	Cantor Fitzgerald LP, Bond, (Series 144A), 7.875%, 10/15/2019	1,530,963
1,000,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	1,089,663
550,000		Eaton Vance Corp., 6.50%, 10/2/2017	621,099
3,000,000	[1,2]	FMR LLC, 4.75%, 3/1/2013	3,139,680
900,000	[1,2]	FMR LLC, Bond, 7.57%, 6/15/2029	967,524
760,000	[1,2]	FMR LLC, Note, (Series 144A), 7.49%, 6/15/2019	866,126
2,000,000	[1,2]	FMR LLC, Sr. Unsecd. Note, (Series 144A), 5.35%, 11/15/2021	1,999,862
885,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	935,997
490,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	517,410
2,140,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	2,499,310
700,000	[4,5]	Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013	172,375
940,000	[4,5]	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2011	231,475
1,370,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	1,378,441
390,000		Nuveen Investments, 5.50%, 9/15/2015	341,250
1,790,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	2,138,987
1,830,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	1,901,718
		TOTAL	21,691,202
		Financial Institution - Finance Noncaptive – 6.6%
1,250,000		American Express Co., Note, 2.75%, 9/15/2015	1,232,723
800,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	994,724
2,000,000		American Express Credit Corp., 5.875%, 5/2/2013	2,176,623
5

Principal Amount or Shares			Value
$2,000,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	2,137,500
1,840,000		Discover Bank, Sub., 8.70%, 11/18/2019	2,205,330
3,000,000		General Electric Capital Corp., 4.80%, 5/1/2013	3,213,279
3,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.80%, 1/8/2013	3,081,714
1,700,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,687,521
2,100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,034,375
1,220,000	[1,2]	HSBC Finance Corp., Sr. Sub., (Series 144A), 6.676%, 1/15/2021	1,272,778
500,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	405,120
500,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	526,875
600,000	[1,2]	Macquarie Group Ltd., Note, (Series 144A), 7.625%, 8/13/2019	660,491
3,300,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, (Series 144A), 6.00%, 1/14/2020	3,308,798
		TOTAL	24,937,851
		Financial Institution - Insurance - Health – 0.3%
110,000		Aetna US Healthcare, 5.75%, 6/15/2011	112,112
1,000,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	1,181,446
		TOTAL	1,293,558
		Financial Institution - Insurance - Life – 5.6%
1,360,000	[1,2]	AXA Equitable Life Insurance Co., Sub., 7.70%, 12/1/2015	1,514,670
1,000,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	1,078,527
780,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	962,304
600,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	668,265
1,790,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	2,391,974
1,640,000		MetLife, Inc., 6.75%, 6/1/2016	1,911,488
280,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2069	389,200
600,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, (Series 144A), 7.625%, 6/15/2040	578,842
1,140,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,216,117
400,000		Prudential Financial, Inc., 6.625%, 12/1/2037	438,438
380,000		Prudential Financial, Inc., Sr. Note, 7.375%, 6/15/2019	449,767
3,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	3,214,866
2,700,000		Prudential Financial, Inc., Sr. Unsecd. Note, 5.80%, 6/15/2012	2,860,276
2,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, (Series MTN), 2.75%, 1/14/2013	2,042,543
1,150,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	1,141,446
		TOTAL	20,858,723
		Financial Institution - Insurance - P&C – 2.8%
630,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	698,742
940,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	1,036,615
690,000		CAN Financial Corp., 6.50%, 8/15/2016	746,888
475,000		CAN Financial Corp., Note, 6.00%, 8/15/2011	486,334
130,000		CAN Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	130,583
590,000		CAN Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	649,359
190,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	213,379
630,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	664,846
1,400,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,498,801
750,000		Loews Corp., Deb., 8.875%, 4/15/2011	762,700
1,700,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, (Series 144A), 9.375%, 8/15/2039	2,003,953
200,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	225,100
1,500,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, 6.45%, 12/15/2065	1,500,000
		TOTAL	10,617,300
6

Principal Amount or Shares			Value
		Financial Institution - REITs – 3.6%
$300,000		AMB Property LP, 6.30%, 6/1/2013	327,284
640,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	704,173
2,000,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	2,181,836
430,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	436,398
1,000,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	1,077,265
1,570,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,673,179
425,000		Liberty Property LP, 6.625%, 10/1/2017	490,410
1,220,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	1,217,622
660,000		Prologis, Sr. Note, 5.50%, 4/1/2012	679,205
1,120,000		Prologis, Sr. Note, 6.875%, 3/15/2020	1,252,938
1,310,000		Prologis, Sr. Note, 7.625%, 8/15/2014	1,513,113
670,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	654,232
1,180,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	1,269,950
		TOTAL	13,477,605
		Municipal Services – 0.4%
560,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	479,002
970,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	856,238
		TOTAL	1,335,240
		Sovereign – 0.8%
1,630,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	1,625,438
1,340,000	[1,2]	State of Qatar, 5.25%, 1/20/2020	1,431,287
		TOTAL	3,056,725
		Technology – 2.0%
1,050,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	1,075,008
350,000		BMC Software, Inc., 7.25%, 6/1/2018	403,616
1,650,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,847,396
1,600,000		Harris Corp., 5.95%, 12/1/2017	1,803,740
520,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	543,623
580,000		KLA-Tencor Corp., 6.90%, 5/1/2018	637,852
755,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	772,071
455,000	[1,2]	SAIC, Inc., Company Guarantee, (Series 144A), 5.95%, 12/1/2040	464,229
		TOTAL	7,547,535
		Transportation - Airlines – 0.3%
500,000		Southwest Airlines Co., 6.50%, 3/1/2012	526,144
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	436,511
		TOTAL	962,655
		Transportation - Railroads – 0.5%
1,330,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	1,351,448
572,955		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, ½/2021	677,790
30,000		Union Pacific Corp., 4.875%, 1/15/2015	32,606
		TOTAL	2,061,844
		Transportation - Services – 0.6%
835,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	951,408
945,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, (Series 144A), 5.25%, 10/1/2020	955,876
315,000		Ryder System, Inc., 5.95%, 5/2/2011	319,309
		TOTAL	2,226,593
		Utility - Electric – 5.9%
450,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	418,312
1,090,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	1,219,857
7

Principal Amount or Shares			Value
$3,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	3,889,022
770,000	[1,2]	Electricite De France SA, 5.50%, 1/26/2014	853,569
1,050,000	[1,2]	Enel Finance International SA, Company Guarantee, (Series 144A), 3.875%, 10/7/2014	1,070,518
1,500,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,708,444
510,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	470,059
390,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	469,404
280,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	294,979
2,050,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	2,115,854
850,367	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	948,431
640,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	723,793
665,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, 6.25%, 6/17/2014	724,161
1,630,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,692,945
1,830,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	2,518,346
535,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	527,918
380,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	395,085
1,140,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	1,076,972
740,000		Union Electric Co., 6.00%, 4/1/2018	812,613
130,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	139,516
		TOTAL	22,069,798
		Utility - Natural Gas Distributor – 1.0%
510,000		Atmos Energy Corp., 5.125%, 1/15/2013	538,507
250,000		Atmos Energy Corp., 8.50%, 3/15/2019	315,486
410,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, (Series 144A), 5.45%, 7/15/2020	427,285
2,000,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	2,318,505
		TOTAL	3,599,783
		Utility - Natural Gas Pipelines – 3.4%
740,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	809,710
965,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,055,565
800,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	744,597
890,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	1,004,275
250,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	262,037
2,050,000		Enterprise Products Operating LLC, Company Guarantee, (Series O), 9.75%, 1/31/2014	2,491,400
1,860,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	1,941,176
1,400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,333,780
730,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	843,331
2,060,000		Williams Partners LP, 5.25%, 3/15/2020	2,125,996
		TOTAL	12,611,867
		TOTAL CORPORATE BONDS (IDENTIFIED COST $342,444,230)	361,435,588
		Governments/Agencies – 0.6%
		Sovereign – 0.6%
1,000,000		Sweden, Government of, 10.25%, 11/1/2015	1,022,233
1,000,000		United Mexican States, Note, 5.625%, 1/15/2017	1,108,092
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,957,729)	2,130,325
8

Principal Amount or Shares			Value
		MUTUAL FUND – 0.4%
1,570,251	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23% (AT NET ASSET VALUE)	1,570,251
		TOTAL INVESTMENTS — 97.2% (IDENTIFIED COST $345,987,916)[8]	365,149,206
		OTHER ASSETS AND LIABILITIES - NET — 2.8%[9]	10,574,787
		TOTAL NET ASSETS — 100%	$375,723,993

At January 31, 2011, the Fund had the following outstanding futures contract:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
4U.S.Treasury Note 10-Year Short Futures	625	$75,498,047	March 2011	$617,788

Unrealized Appreciation on Futures Contract is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $70,849,913, which represented 18.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $68,045,159, which represented 18.1% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at January 31, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	3/24/2010	$1,600,000	$1,663,308
Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	3/31/1999 – 9/29/1999	$1,138,408	$1,141,446
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Non-income producing security.
5	Issuer in default.
6	Affiliated company.
7	7-Day net yield.
8	At January 31, 2011, the cost of investments for federal tax purposes was $345,987,916. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $19,161,290. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,121,622 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,960,332.
9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

9

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Security	$ —	$13,042	$ —	$13,042
Corporate Bonds	—	361,435,588	—	361,435,588
Governments/Agencies	—	2,130,325	—	2,130,325
Mutual Fund	1,570,251	—	—	1,570,251
TOTAL SECURITIES	$1,570,251	$363,578,955	$ —	$365,149,206
OTHER FINANCIAL INSTRUMENTS*	$617,788	$ —	$ —	$617,788
*	Other financial instruments include futures contract.

The following acronyms are used throughout this portfolio:

MTN	— Medium Term Note
REIT(s)	— Real Estate Investment Trust(s)
10

Federated Short-Term Income Fund

Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount or Shares			Value
		Adjustable Rate Mortgages – 0.6%
		Federal Home Loan Mortgage Corporation – 0.1%
$24,839	[1]	FHLMC ARM 390260, 3.029%, 10/01/2030	25,653
87,845	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	95,065
11,280	[1]	FHLMC ARM 420196, 5.313%, 11/01/2030	12,207
38,683	[1]	FHLMC ARM 606116, 2.316%, 30 Year, 9/1/2019	39,663
1,078,416	[1]	FHLMC ARM 780443, 2.378%, 3/01/2033	1,124,290
45,645	[1]	FHLMC ARM 785167, 2.384%, 12/01/2018	46,756
		TOTAL	1,343,634
		Federal National Mortgage Association – 0.5%
51,301	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	55,517
759,584	[1]	FNMA ARM 544843, 3.379%, 10/01/2027	805,051
617,042	[1]	FNMA ARM 544852, 3.477%, 4/01/2028	654,761
737,068	[1]	FNMA ARM 544884, 3.458%, 5/01/2034	784,901
1,110,698	[1]	FNMA ARM 556379, 1.725%, 5/01/2040	1,115,335
296,433	[1]	FNMA ARM 556388, 1.725%, 5/01/2040	297,673
1,937,564	[1]	FNMA ARM 618128, 2.904%, 8/01/2033	2,018,047
		TOTAL	5,731,285
		Government National Mortgage Association – 0.0%
21,807	[1]	GNMA ARM 8902, 3.375%, 30 Year, 1/20/2022	22,435
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $6,895,281)	7,097,354
		Asset-Backed Securities – 33.2%
		Auto Receivables – 15.6%
5,000,000	[1,2,3]	Ally Master Owner Trust 2010-1, Class A, 2.011%, 1/15/2015	5,093,930
7,422,784	[1]	Americredit Automobile Receivables Trust 2007-AX, Class A4, 0.301%, 10/6/2013	7,374,080
1,735,574		Americredit Automobile Receivables Trust 2007-CM, Class A4A, 5.55%, 4/7/2014	1,797,792
3,041,755	[1]	Americredit Automobile Receivables Trust 2007-CM, Class A4B, 0.341%, 4/7/2014	3,015,633
1,779,000		Americredit Automobile Receivables Trust 2009-1, Class C, 4.99%, 7/17/2017	1,862,803
5,000,000		Americredit Automobile Receivables Trust 2010-2, Class B, 2.73%, 3/9/2015	5,111,825
2,500,000		Americredit Automobile Receivables Trust 2010-3, Class C, 3.34%, 4/8/2016	2,511,085
3,143,065		Americredit Automobile Receivables Trust 2010-A, Class A2, 1.46%, 11/6/2013	3,153,972
2,065,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	2,096,118
2,000,000	[1,2,3]	BMW Floorplan Master Owner Trust 2009-1, Class A, 1.411%, 9/15/2014	2,021,295
2,039,430		BMW Vehicle Lease Trust 2009-1, Class A3, 2.91%, 3/15/2012	2,055,101
10,000,000		BMW Vehicle Lease Trust 2010-1, Class A3, 0.82%, 9/17/2012	9,994,158
5,018,688		BMW Vehicle Owner Trust 2010-A, Class A2, 0.68%, 9/25/2012	5,022,561
4,000,000	[2,3]	Bank of America Auto Trust 2009-3, Class A3, 1.67%, 12/15/2013	4,031,378
1,470,443	[2,3]	Bank of America Auto Trust 2010, Class A2, 0.75%, 6/15/2012	1,471,672
5,371,897	[1]	Capital One Auto Finance Trust 2007-B, Class A4, 0.291%, 4/15/2014	5,354,352
3,965,844		Capital One Auto Finance Trust 2007-C, Class A4, 5.23%, 7/15/2014	4,072,100
7,500,000	[1]	Chrysler Financial Auto Securitization Trust 2010-A, Class C, 2.00%, 1/8/2014	7,505,021
3,750,000	[2,3]	CitiFinancial Auto Issuance Trust 2009-1, Class A3, 2.59%, 10/15/2013	3,825,093
3,500,000	[2,3]	Ford Credit Auto Lease Trust 2010-A, Class A3, 1.62%, 11/15/2013	3,516,023
4,297,170	[1]	Ford Credit Auto Owner Trust 2010-A, Class A2, 0.72%, 9/15/2012	4,302,210
5,000,000	[1]	Ford Credit FloorPlan Master Owner 2006-4, Class B, 0.811%, 6/15/2013	4,969,425
1,179,635		Harley-Davidson Motorcycle Trust 2006-3, Class A4, 5.22%, 6/15/2013	1,192,265

Principal Amount or Shares			Value
$3,600,000		Harley-Davidson Motorcycle Trust 2006-3, Class B, 5.43%, 11/15/2014	3,684,377
2,619,848		Harley-Davidson Motorcycle Trust 2009-2, Class A3, 2.62%, 3/15/2014	2,652,481
5,000,000		Harley-Davidson Motorcycle Trust 2009-4, Class B, 3.19%, 9/15/2014	5,074,192
392,344	[1,2,3]	Huntington Auto Trust 2008-1, Class A3B, 1.761%, 4/16/2012	392,903
4,157,282	[2,3]	Huntington Auto Trust 2009-1, Class A3, 3.94%, 6/17/2013	4,217,450
6,000,000	[1,2,3]	Hyundai Capital Auto Funding, Ltd. 2010-8A, Class A, 1.261%, 9/20/2016	5,925,552
2,108,838	[2,3]	MMCA Automobile Trust 2010-A, Class A2, 0.75%, 4/16/2012	2,109,510
2,000,000	[2,3]	MMCA Automobile Trust 2010-A, Class B, 3.96%, 10/15/2015	2,049,937
1,150,000		Mercedes-Benz Auto Receivables Trust 2009-1, Class A3, 1.67%, 1/15/2014	1,162,122
6,211,144		Mercedes-Benz Auto Receivables Trust 2010-1, Class A2, 0.70%, 8/15/2012	6,218,842
3,500,000	[1,2,3]	Morgan Stanley Resecuritization Trust 2010-F, Class A, 0.511%, 6/17/2013	3,493,632
5,750,000	[1,2,3]	Morgan Stanley Resecuritization Trust 2010-F, Class B, 0.511%, 6/17/2013	5,713,003
8,000,000	[2,3]	Navistar Financial Corp. Owner Trust 2010-A, Class C, 6.16%, 5/18/2018	8,254,226
3,500,000	[2,3]	Navistar Financial Corp. Owner Trust 2010-B, Class B, 2.60%, 4/20/2015	3,523,121
3,750,000	[1,2,3]	Navistar Financial Dealer Note Master Trust 2010-1, Class B, 2.76%, 1/26/2015	3,781,101
1,601,066		Nissan Auto Lease Trust 2009-A, Class A3, 2.92%, 12/15/2011	1,611,833
2,250,000	[1]	Nissan Master Owner Trust Receivables 2010-AA, Class A, 1.411%, 1/15/2015	2,281,987
2,000,000	[1]	Rental Car Finance Corp. 2006-1A, Class A, 0.44%, 5/25/2012	1,996,834
535,378		USAA Auto Owner Trust 2008-2, Class A3, 4.64%, 10/15/2012	539,444
541,416		USAA Auto Owner Trust 2009-1, Class A3, 3.02%, 6/17/2013	546,653
2,000,000		USAA Auto Owner Trust 2009-1, Class A4, 4.77%, 9/15/2014	2,100,993
1,945,043		USAA Auto Owner Trust 2009-2, Class A3, 1.54%, 2/18/2014	1,956,272
3,000,000		Volkswagen Auto Lease Trust 2010-A, Class A2, 0.69%, 11/22/2013	3,002,175
70,409		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A3, 4.50%, 7/20/2012	70,697
433,615	[2,3]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	434,837
3,000,000		World Omni Automobile Lease Securitization Trust 2009-A, Class A4, 2.09%, 4/15/2015	3,039,286
421,712	[1]	World Omni Automobile Receivables Trust 2008-A, Class A3B, 1.561%, 10/15/2012	422,629
		TOTAL	167,605,981
		Credit Card – 9.5%
6,000,000	[1]	American Express Issuance Trust 2005-2, Class B, 0.541%, 8/15/2013	5,959,442
2,000,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	2,128,703
8,000,000	[1]	Bank of America Credit Card Trust 2007-C1, Class C1, 0.551%, 6/15/2014	7,942,346
2,224,000		Bank One Issuance Trust 2003-C3, Class C3, 4.77%, 2/16/2016	2,353,552
4,250,000	[1]	Capital One Multi-Asset Execution Trust 2006-C1, Class C, 0.551%, 3/17/2014	4,238,458
3,850,000	[1]	Chase Issuance Trust 2006-B1, Class B1, 0.411%, 4/15/2013	3,803,220
2,196,000		Citibank Credit Card Issuance Trust 2001-A4, Class A4, 5.375%, 4/10/2013	3,022,376
5,000,000	[1]	Citibank Credit Card Issuance Trust 2004-B2, Class B2, 0.581%, 10/7/2013	4,992,393
5,500,000	[1]	Citibank Credit Card Issuance Trust 2004-C1, Class C1, 0.911%, 7/15/2013	5,480,605
7,875,000		Citibank Credit Card Issuance Trust 2006-C2, Class C2, 5.70%, 5/15/2013	8,016,217
2,600,000	[1]	Citibank Credit Card Issuance Trust 2007-B5, Class B5, 0.881%, 11/7/2014	2,586,520
7,000,000		Citibank Credit Card Issuance Trust 2008-C6, Class C6, 6.30%, 6/20/2014	7,380,315
5,000,000	[1]	Citibank Credit Card Issuance Trust 2005-C3, Class C3, 0.671%, 7/15/2014	4,936,673
10,000,000	[1,2,3]	Citibank Omni Master Trust 2009-A8, Class A8, 2.361%, 5/16/2016	10,143,779
7,000,000		MBNA Credit Card Master Note Trust 2002-C1, Class C1, 6.80%, 7/15/2014	7,319,492
6,000,000	[1]	MBNA Credit Card Master Note Trust 2002-C3, Class C3, 1.611%, 10/15/2014	6,016,238
3,500,000	[1]	MBNA Credit Card Master Note Trust 2004-B2, Class B2, 0.651%, 12/16/2013	3,494,405
3,000,000	[1]	MBNA Credit Card Master Note Trust 2004-C1, Class C1, 1.041%, 7/15/2013	3,001,676
2,000,000	[1]	MBNA Credit Card Masters Note Trust 2006-C1, Class C1, 0.681%, 7/15/2015	1,961,887
5,000,000	[2,3]	MBNA Master Credit Card Trust 2001-C, Class C, 7.10%, 9/15/2013	5,059,505

Principal Amount or Shares			Value
$1,000,000	[1]	National City Credit Card Master Trust 2006-1, Class A, 0.301%, 3/15/2013	1,000,392
1,500,000	[1]	National City Credit Card Master Trust 2008-3, Class A, 2.061%, 5/15/2013	1,505,729
		TOTAL	102,343,923
		Equipment Lease – 3.1%
4,500,000		CIT Equipment Collateral 2010-VT1, Class A3, 2.41%, 5/15/2013	4,563,562
864,024	[1]	CNH Equipment Trust 2008-B, Class A4B, 2.161%, 12/15/2014	873,174
3,000,000		CNH Equipment Trust 2010-A, Class B, 4.04%, 3/25/2014	3,087,596
5,000,000	[2,3]	GE Equipment Midticket LLC , Class A3, 0.94%, 7/14/2014	4,992,125
4,000,000	[2,3]	Great America Leasing Receivables 2009-1, Class A3, 2.54%, 3/15/2013	4,033,727
5,000,000	[2,3]	Great America Leasing Receivables 2009-1, Class A4, 3.19%, 12/15/2013	5,121,309
1,500,000	[2,3]	Great America Leasing Receivables 2009-1, Class B, 4.52%, 11/15/2014	1,551,664
6,365,234		John Deere Owner Trust 2010-A, Class A2, 0.72%, 7/16/2012	6,371,281
2,500,000	[2,3]	Volvo Financial Equipment LLC 2010-1A, Class B, 2.99%, 5/15/2017	2,530,313
		TOTAL	33,124,751
		Home Equity Loan – 2.2%
15,713	[1,2,4]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	13,041
1,238,851	[1]	Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.62%, 7/25/2035	1,195,853
1,946,292	[1]	Carrington Mortgage Loan Trust, Class A2, 0.36%, 5/25/2036	1,913,610
18,537	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.741%, 1/15/2028	12,642
664,968	[1]	Fifth Third Home Equity Loan Trust 2003-1, Class A, 0.511%, 9/20/2023	543,385
94,292	[1]	First Franklin Mortgage Loan Asset Backed Certificates 2005-FF12, Class A2B, 0.52%, 11/25/2036	83,651
1,029,984	[1]	GSAMP Trust 2004-SEA2, Class A1, 0.63%, 3/25/2034	1,000,467
2,469,944		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,533,468
1,000,000	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 0.94%, 11/25/2034	734,601
328,248	[2,3,4,5]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	43,549
140,902		New Century Home Equity Loan Trust 2003-5, Class AI4, 4.76%, 11/25/2033	137,807
1,105,696	[1]	Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035	1,079,086
137,370	[1]	Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	138,321
174,718	[1,2,3]	Quest Trust 2004 — X1, Class A, 0.59%, 3/25/2034	114,342
3,975,557	[1]	Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	3,989,581
3,186,625		Residential Asset Mortgage Products 2004-RS12, Class AI4, 4.62%, 3/25/2033	3,239,091
79,568	[1]	Residential Asset Securities Corporation 2006-KS5, Class A2, 0.37%, 7/25/2036	80,100
3,038,702	[1]	Soundview Home Equity Loan Trust 2007-NS1, Class A1, 0.38%, 1/25/2037	2,999,959
239,713	[1]	Structured Asset Securities Corp. 2005-4XS, Class 1A2B, 4.67%, 3/25/2035	237,378
1,272,500	[1]	Structured Asset Securities Corp. 2006-WF1, Class A4, 0.43%, 2/25/2036	1,235,040
1,519,279	[2,3,5]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
2,799,194	[1]	Wells Fargo Home Equity Trust, 2006-1, Class A3, 0.41%, 5/25/2036	2,748,828
		TOTAL	23,073,800
		Manufactured Housing – 0.0%
482,951		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	486,966
		Other – 2.8%
5,712,903	[1,2,3]	Bank of America Student Loan Trust 2010-1A, Class A, 1.088%, 4/25/2020	5,730,013
2,000,000	[1]	CNH Wholesale Master Note Trust, Class 1A, 1.061%, 9/26/2016	2,001,891
1,500,000	[1]	CNH Wholesale Master Note Trust, Class 1B, 1.911%, 9/26/2016	1,500,972
2,716,860	[1]	Keycorp Student Loan Trust, 2005-A, Class 2A2, 0.433%, 3/27/2024	2,621,888
5,000,000	[1]	PFS Financing Corp. 2010-CA, Class A, 1.661%, 2/15/2014	5,037,658
2,504,357	[1]	SLM Student Loan Trust 2006-C, Class A2, 0.352%, 9/15/2020	2,486,556
3,340,336	[1]	SLM Student Loan Trust 2010-C, Class A1, 1.911%, 12/15/2017	3,342,179
1,769,259	[2,3]	Sierra Receivables Funding Co. 2010-1A, Class A1, 4.48%, 7/20/2026	1,804,695

Principal Amount or Shares			Value
$2,181,176	[2,3]	Sierra Receivables Funding Co. 2010-2A, Class A, 3.84%, 11/20/2025	2,194,222
2,865,331	[2,3]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	2,860,307
		TOTAL	29,580,381
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $356,309,239)	356,215,802
		Collateralized Mortgage Obligations – 8.8%
		Commercial Mortgage – 2.9%
709,844		Banc of America Commercial Mortgage Inc. 2004-6, Class A2, 4.161%, 1/1/2041	714,935
6,035,000		Bank of America Commercial Mortgage Inc., Class A3, 5.449%, 1/15/2049	6,347,663
2,750,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A2B, 5.205%, 12/11/2049	2,823,173
710,419		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A1, 5.171%, 11/15/2044	721,778
3,986,588	[2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	3,994,072
999,696		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 0.99%, 4/18/2029	37,746
4,402,189	[2,3]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/3/2015	4,514,796
5,439,458	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	5,621,732
2,500,000	[1]	Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.650%, 6/13/2042	2,558,045
3,518,666		NCUA Guaranteed Notes 2010-C1, Class A1, 1.60%, 10/29/2020	3,463,824
		TOTAL	30,797,764
		Federal Home Loan Mortgage Corporation – 1.1%
3,101		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	3,293
45,668		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013	47,826
75,802		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	79,981
90,704		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	98,688
86,521		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	93,260
833,298	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.611%, 2/15/2018	838,358
162,840		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	169,274
226,411		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	232,428
218,777		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	227,882
299,086		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	322,609
816,556	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.721%, 2/15/2034	814,718
4,375,450	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.661%, 7/15/2036	4,351,384
2,034,248	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 1.011%, 7/15/2036	2,050,643
2,667,889	[1]	Federal Home Loan Mortgage Corp. REMIC MS 1128 F, 1.171%, 7/15/2037	2,709,961
234,854	[1]	Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	257,353
		TOTAL	12,297,658
		Federal National Mortgage Association – 2.0%
163,924		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	189,175
4,148		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	4,641
94,549		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	104,207
89,584	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	97,965
6,210	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	6,414
24,699		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	26,704
55,027		Federal National Mortgage Association REMIC 1993-49 H, 7.00%, 4/25/2013	56,760
581,595		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	647,448
61,446		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	66,064
300,691	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 0.76%, 9/25/2032	302,955
89,193		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	91,348
61,263	[1]	Federal National Mortgage Association REMIC 2003-47 FP, 0.61%, 9/25/2032	61,462
155,050		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	157,006
2,236,282	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 0.69%, 6/25/2036	2,229,364

Principal Amount or Shares			Value
$7,209		Federal National Mortgage Association REMIC 2006-73 PJ, 6.00%, 2/25/2028	7,192
9,443,701	[1]	Federal National Mortgage Association REMIC 2007-97 FE, 0.71%, 7/25/2037	9,452,614
2,059,466	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 1.26%, 6/25/2037	2,097,249
2,511,496	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 1.06%, 5/25/2039	2,525,010
739,349	[1]	Federal National Mortgage Association REMIC 2009-63 FB, 0.76%, 8/25/2039	742,965
2,423,587		Federal National Mortgage Association REMIC 2009-69 F, 1.11%, 4/25/2037	2,456,180
73,757		Federal National Mortgage Association REMIC G-41 PT, 7.50%, 10/25/2021	75,515
182,630		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	204,271
136,093		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	153,416
		TOTAL	21,755,925
		Government Agency – 0.2%
2,000,000	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 0.711%, 1/8/2020	2,000,000
		Non-Agency Mortgage – 2.6%
485,974	[1]	American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	498,449
35,134	[1]	Banc of America Mortgage Securities 2003-B, Class 2A2, 3.029%, 3/25/2033	32,721
174,366	[1,2]	C-BASS ABS LLC 1999-3, Class B1, 6.629%, 2/3/2029	61,028
873,678	[1]	Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	862,588
131,493		Citicorp Mortgage Securities, Inc. 2004-5, Class 4A1, 5.25%, 8/25/2034	133,294
101,300		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	103,211
126,370	[1,2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.245%, 7/1/2019	82,141
6,000,000	[1,2,3]	Holmes Master Issuer PLC 2010-1A, Class A2, 1.703%, 10/15/2054	6,006,100
2,000,000	[1]	Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.53%, 2/25/2037	286,759
45,739		Master Asset Securitization Trust 2003-6, Class 9A1, 4.25%, 7/25/2033	45,803
4,750,000	[1,2,3]	Permanent Master Issuer PLC 2010-1, Class 1A, 1.439%, 7/15/2042	4,726,943
470,958	[1]	Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 3.532%, 9/25/2034	397,387
203,840		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	227,822
25,496	[2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.102%, 1/28/2027	21,225
2,676,380	[1]	Sequoia Mortgage Trust 2010-H1, Class A1, 3.75%, 2/25/2040	2,688,216
9,000,000	[1,2,3]	Silverstone Master Issuer 2010-1A, Class A1, 1.703%, 1/21/2055	9,009,647
457,416		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	511,453
1,152,747	[1]	Washington Mutual 2006-AR15, Class 1A, 1.163%, 11/25/2046	856,155
1,211,978	[1]	Washington Mutual 2006-AR17, Class 1A, 1.143%, 12/25/2046	852,745
110,447	[1]	Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 2.895%, 7/25/2034	108,807
		TOTAL	27,512,494
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $96,324,828)	94,363,841
		Corporate Bonds – 25.5%
		Basic Industry - Chemicals – 0.7%
1,000,000		Dow Chemical Co., Sr. Unsecd. Note, 4.85%, 8/15/2012	1,054,518
417,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	449,451
3,500,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, 4.00%, 12/7/2015	3,503,783
1,000,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,081,175
1,000,000		Rohm & Haas Co., 5.60%, 3/15/2013	1,079,777
		TOTAL	7,168,704
		Basic Industry - Metals & Mining – 0.9%
4,000,000	[2,3]	Anglo American Capital PLC, Company Guarantee, 2.15%, 9/27/2013	4,044,280
2,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	2,213,746
1,000,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	1,068,922
2,000,000		Barrick Gold Financeco LLC, Company Guarantee, 6.125%, 9/15/2013	2,237,975
		TOTAL	9,564,923

Principal Amount or Shares			Value
		Capital Goods - Aerospace & Defense – 0.4%
$3,585,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 11/20/2012	3,653,097
375,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	398,320
		TOTAL	4,051,417
		Capital Goods - Diversified Manufacturing – 0.5%
2,500,000	[1]	General Electric Capital Corp., Floating Rate Note, 0.434%, 11/1/2012	2,486,095
1,000,000		Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/2014	1,211,717
2,000,000		Textron Financial Corp., 5.40%, 4/28/2013	2,110,524
		TOTAL	5,808,336
		Communications - Media & Cable – 0.3%
1,000,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,125,226
2,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	2,118,855
		TOTAL	3,244,081
		Communications - Media Noncable – 0.2%
1,500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,736,139
		Communications - Telecom Wireless – 0.7%
500,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 3.75%, 5/20/2011	505,009
1,250,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 5.55%, 2/1/2014	1,388,789
3,000,000	[2,3]	SBA Tower Trust, 4.254%, 4/15/2015	3,132,019
930,000		Vodafone Group PLC, 5.35%, 2/27/2012	975,301
1,000,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	1,109,382
		TOTAL	7,110,500
		Communications - Telecom Wirelines – 0.7%
1,000,000		AT&T Corp., Sr. Note, 7.30%, 11/15/2011	1,049,536
2,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	2,180,705
1,500,000		Rogers Communications, Inc., 5.50%, 3/15/2014	1,652,250
2,000,000		Telecom Italia Capital SA, Company Guarantee, 5.25%, 11/15/2013	2,091,328
1,000,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,071,712
		TOTAL	8,045,531
		Consumer Cyclical - Automotive – 1.1%
1,250,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	1,417,009
3,000,000		Johnson Controls, Inc., Sr. Unsecd. Note, 4.875%, 9/15/2013	3,220,305
2,000,000	[2,3]	Nissan Motor Acceptance Corp., Note, 3.25%, 1/30/2013	2,050,111
5,000,000	[2,3]	Volkswagen International Finance NV, Sr. Unsecd. Note, 1.625%, 8/12/2013	5,038,068
		TOTAL	11,725,493
		Consumer Cyclical - Entertainment – 0.1%
500,000		Walt Disney Co., Note, 6.375%, 3/1/2012	531,324
1,000,000		Walt Disney Co., Sr. Unsecd. Note, 5.70%, 7/15/2011	1,024,642
		TOTAL	1,555,966
		Consumer Cyclical - Retailers – 0.6%
2,260,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	2,324,336
1,000,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,052,701
665,000		Wal-Mart Stores, Inc., 4.25%, 4/15/2013	712,846
1,000,000		Wal-Mart Stores, Inc., Note, 4.55%, 5/1/2013	1,078,377
1,000,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	1,001,322
		TOTAL	6,169,582
		Consumer Non-Cyclical - Food/Beverage – 1.8%
1,000,000	[2,3]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	1,164,648
2,500,000		Bottling Group LLC, Company Guarantee, 4.625%, 11/15/2012	2,669,934
1,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	1,161,253

Principal Amount or Shares			Value
$2,800,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 1.70%, 12/21/2011	2,827,601
700,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	716,531
1,500,000		General Mills, Inc., 5.65%, 9/10/2012	1,611,981
1,500,000		Kellogg Co., 4.25%, 3/6/2013	1,594,714
1,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,035,536
2,300,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	2,457,090
1,425,000	[2,3]	Miller Brewing Co., Note, 5.50%, 8/15/2013	1,552,413
1,000,000	[2,3]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,021,760
1,250,000		The Coca-Cola Co., Sr. Unsecd. Note, 3.625%, 3/15/2014	1,327,823
		TOTAL	19,141,284
		Consumer Non-Cyclical - Health Care – 0.2%
500,000		Boston Scientific Corp., 4.50%, 1/15/2015	514,306
725,000		Covidien International Finance SA, 5.45%, 10/15/2012	779,783
1,000,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,028,825
		TOTAL	2,322,914
		Consumer Non-Cyclical - Pharmaceuticals – 0.6%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,618,582
1,250,000		Pfizer, Inc., Sr. Unsecd. Note, 4.45%, 3/15/2012	1,305,506
4,000,000		Teva Pharmaceutical Finance III LLC, Company Guarantee, 1.50%, 6/15/2012	4,038,140
		TOTAL	6,962,228
		Consumer Non-Cyclical - Products – 0.5%
2,000,000		Clorox Co., 6.125%, 2/1/2011	1,999,981
1,250,000		Philips Electronics NV, 4.625%, 3/11/2013	1,335,231
900,000		Philips Electronics NV, Sr. Unsecd. Note, 7.25%, 8/15/2013	1,027,408
1,000,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	1,073,398
		TOTAL	5,436,018
		Consumer Non-Cyclical - Supermarkets – 0.4%
1,170,000		Kroger Co., 5.00%, 4/15/2013	1,259,924
700,000		Kroger Co., Company Guarantee, 6.20%, 6/15/2012	747,800
1,753,000		Kroger Co., Company Guarantee, 6.80%, 4/1/2011	1,771,239
		TOTAL	3,778,963
		Consumer Non-Cyclical - Tobacco – 0.4%
1,250,000		Altria Group, Inc., Company Guarantee, 7.75%, 2/6/2014	1,439,045
2,000,000		Altria Group, Inc., Company Guarantee, 8.50%, 11/10/2013	2,367,750
		TOTAL	3,806,795
		Energy - Independent – 0.7%
3,500,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 5.15%, 2/1/2013	3,758,214
1,250,000		Devon Financing Corp., Company Guarantee, 6.875%, 9/30/2011	1,302,205
2,134,000		XTO Energy, Inc., 7.50%, 4/15/2012	2,309,950
		TOTAL	7,370,369
		Energy - Integrated – 0.9%
2,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 6.25%, 6/15/2012	2,135,658
166,800	[2,3]	Qatar Petroleum, 5.579%, 5/30/2011	168,626
2,500,000	[1]	Shell International Finance B.V., Company Guarantee, 0.653%, 6/22/2012	2,505,047
3,000,000		Shell International Finance B.V., Company Guarantee, 3.10%, 6/28/2015	3,099,524
2,000,000		Statoil ASA, 2.90%, 10/15/2014	2,072,124
		TOTAL	9,980,979
		Energy - Oil Field Services – 0.3%
1,250,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	1,367,794

Principal Amount or Shares			Value
$2,000,000		Weatherford International, Inc., Company Guarantee, 5.95%, 6/15/2012	2,114,354
		TOTAL	3,482,148
		Energy - Refining – 0.1%
1,500,000		Valero Energy Corp., 6.875%, 4/15/2012	1,606,840
		Financial Institution - Banking – 4.7%
1,000,000	[1,2,3]	Barclays Bank PLC, 7.375%, 6/15/2049	999,957
4,250,000	[1,2,3]	Barclays Bank PLC, Bond, 8.55%, 9/29/2049	4,271,250
1,500,000		Capital One Financial Corp., Sr. Note, 5.70%, 9/15/2011	1,544,176
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	1,071,523
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 5.30%, 10/17/2012	2,117,114
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	2,189,472
2,500,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 2.75%, 10/15/2012	2,560,473
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 10/15/2013	2,165,719
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.30%, 2/14/2012	1,047,004
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.45%, 11/1/2012	2,139,855
2,000,000		J.P. Morgan Chase & Co., 5.375%, 10/1/2012	2,137,017
1,000,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 5.60%, 6/1/2011	1,015,510
1,000,000		J.P. Morgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	1,000,041
3,000,000	[1]	Morgan Stanley, Floating Rate Note — Sr. Note, 1.904%, 1/24/2014	3,007,201
2,500,000		Morgan Stanley, Note, 5.625%, 1/9/2012	2,614,864
2,625,000	[2,3]	Nordea Bank AB, Sr. Unsecd. Note, 2.50%, 11/13/2012	2,673,335
2,000,000	[2,3]	Nordea Bank Sweden AB, Sub. Note, 5.25%, 11/30/2012	2,126,663
1,000,000		Northern Trust Corp., 4.625%, 5/1/2014	1,088,215
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,099,684
2,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	2,149,702
1,400,000		U.S. Bank, N.A., 6.375%, 8/1/2011	1,438,956
2,000,000		US Bancorp, 4.20%, 5/15/2014	2,150,176
1,000,000		US Bancorp, Sr. Note, 2.125%, 2/15/2013	1,020,936
1,350,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.30%, 8/26/2011	1,386,153
3,000,000		Wells Fargo & Co., Sub. Note, 4.95%, 10/16/2013	3,219,991
2,500,000	[2,3]	Westpac Securities NZ Ltd., Company Guarantee, 2.625%, 1/28/2013	2,541,735
		TOTAL	50,776,722
		Financial Institution - Brokerage – 0.3%
2,750,000		BlackRock, Inc., Sr. Unsecd. Note, 2.25%, 12/10/2012	2,809,408
		Financial Institution - Finance Noncaptive – 2.0%
1,250,000		American Express Credit Corp., 5.875%, 5/2/2013	1,360,390
1,000,000		American Express Credit Corp., 7.30%, 8/20/2013	1,128,818
2,000,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.125%, 2/11/2013	2,050,767
4,000,000		General Electric Capital Corp., 6.00%, 6/15/2012	4,275,361
3,000,000	[1]	General Electric Capital Corp., Floating Rate Note — Sr. Note, 1.153%, 1/7/2014	3,012,496
1,250,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.45%, 1/15/2013	1,347,375
3,000,000		HSBC Finance Corp., Sr. Unsecd. Note, 6.75%, 5/15/2011	3,049,628
1,000,000		HSBC Finance Corp., Sr. Unsecd. Note, 7.00%, 5/15/2012	1,071,671
4,000,000		MBNA Corp., Note, 6.125%, 3/1/2013	4,272,150
		TOTAL	21,568,656
		Financial Institution - Insurance - Health – 0.3%
500,000		Aetna US Healthcare, 5.75%, 6/15/2011	509,599
1,750,000		Anthem, Inc., 6.80%, 8/1/2012	1,897,376

Principal Amount or Shares			Value
$1,000,000	[1]	HSB Group, Inc., Company Guarantee, 1.213%, 7/15/2027	610,000
		TOTAL	3,016,975
		Financial Institution - Insurance - Life – 0.6%
4,000,000	[1]	MetLife, Inc., Floating Rate Note — Sr. Note, 1.536%, 8/6/2013	4,065,185
1,000,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,066,769
800,000		Prudential Financial, Inc., Sr. Unsecd. Note, 3.625%, 9/17/2012	829,038
		TOTAL	5,960,992
		Financial Institution - Insurance - P&C – 0.1%
1,100,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.375%, 6/15/2012	1,164,089
		Financial Institution - REITs – 0.5%
1,750,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2014	1,920,633
1,300,000		Simon Property Group LP, 6.75%, 5/15/2014	1,462,445
2,000,000		Simon Property Group LP, Sr. Unsecd. Note, 5.30%, 5/30/2013	2,142,791
		TOTAL	5,525,869
		Multi-Line Insurance – 0.3%
3,580,000		American International Group, Inc., Sr. Unsecd. Note, 3.65%, 1/15/2014	3,673,975
		Technology – 1.0%
1,500,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,504,029
1,250,000		Dell, Inc., 4.70%, 4/15/2013	1,347,026
1,000,000		Hewlett-Packard Co., 4.25%, 2/24/2012	1,040,235
1,000,000		Hewlett-Packard Co., Note, 5.25%, 3/1/2012	1,048,914
2,000,000		Hewlett-Packard Co., Sr. Unsecd. Note, 1.25%, 9/13/2013	2,004,149
2,000,000		Microsoft Corp., Sr. Note, 0.875%, 9/27/2013	1,995,053
1,000,000		Microsoft Corp., Sr. Note, 1.625%, 9/25/2015	979,333
1,250,000		Oracle Corp., 4.95%, 4/15/2013	1,358,927
		TOTAL	11,277,666
		Technology Services – 0.2%
2,000,000		eBay, Inc., Sr. Unsecd. Note, 0.875%, 10/15/2013	1,986,981
		Transportation - Services – 0.8%
3,500,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, (Series 144A), 5.80%, 10/15/2012	3,743,820
5,000,000		Ryder System, Inc., Sr. Unsecd. Note, (Series MTN), 3.60%, 3/1/2016	4,982,371
		TOTAL	8,726,191
		Utility - Diversified – 0.2%
2,000,000		P G & E Corp., 5.75%, 4/1/2014	2,215,520
		Utility - Electric – 1.6%
1,000,000		Duke Energy Corp., Sr. Unsecd. Note, 3.95%, 9/15/2014	1,057,456
500,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.10%, 6/15/2013	511,767
1,000,000	[2,3]	Electricite De France SA, 5.50%, 1/26/2014	1,108,531
1,000,000	[2,3]	Enel Finance International SA, Company Guarantee, 3.875%, 10/7/2014	1,019,541
2,000,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	2,106,992
1,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 3.15%, 7/15/2012	1,541,479
1,250,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 2.625%, 9/16/2012	1,284,696
2,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,205,260
2,280,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	2,517,377
1,500,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	1,532,474
1,839,000		Southern Power Co., Sr. Unsecd. Note, 6.25%, 7/15/2012	1,976,205
		TOTAL	16,861,778
		Utility - Natural Gas Distributor – 0.3%
2,800,000		Atmos Energy Corp., 5.125%, 1/15/2013	2,956,508

Principal Amount or Shares			Value
		Utility - Natural Gas Pipelines – 0.5%
$4,000,000		Consolidated Natural Gas Co., 6.25%, 11/1/2011	4,165,281
1,000,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	1,103,455
		TOTAL	5,268,736
		TOTAL CORPORATE BONDS (IDENTIFIED COST $266,709,459)	273,859,276
		GOVERNMENT AGENCIES – 0.9%
		Federal Home Loan Mortgage Corporation – 0.9%
10,000,000		Federal Home Loan Mortgage Corp., 3.875%, 6/29/2011 (IDENTIFIED COST $10,005,486)	10,151,230
		Mortgage-Backed Securities – 0.1%
		Federal Home Loan Mortgage Corporation – 0.0%
28,766		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	32,264
33,431		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	37,558
143,481		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	153,475
7,298		Federal Home Loan Mortgage Corp., Pool E99748, 8.00%, 11/1/2015	7,581
28,444		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	31,258
		TOTAL	262,136
		Federal National Mortgage Association – 0.1%
101,264		Federal National Mortgage Association, Pool 254863, 4.00%, 8/1/2013	104,315
17,052		Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	18,402
29,858		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	33,028
101,804		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	114,518
		TOTAL	270,263
		Government National Mortgage Association – 0.0%
61,201		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	69,128
10,322		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	11,785
657		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	657
		TOTAL	81,570
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $579,205)	613,969
		U.S. Treasury – 11.9%
44,095,600		U.S. Treasury Inflation-Protected Note, 2.00%, 1/15/2016	48,674,998
30,000,000		United States Treasury Note, 1.00%, 3/31/2012	30,232,032
10,000,000		United States Treasury Note, 1.75%, 7/31/2015	10,015,625
10,000,000		United States Treasury Note, 2.50%, 3/31/2015	10,392,578
20,000,000		United States Treasury Note, 2.50%, 4/30/2015	20,759,376
8,000,000		United States Treasury Note, 2.625%, 8/15/2020	7,537,813
		TOTAL U.S. TREASURY (IDENTIFIED COST $124,936,688)	127,612,422
		MUTUAL FUNDS – 18.6%;6
863,317		Emerging Markets Fixed Income Core Fund	23,432,008
1,826,171		Federated Bank Loan Core Fund	18,608,679
3,532,177		Federated Mortgage Core Portfolio	35,427,735
93,387,496	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23%	93,387,496
1,053,352		Federated Project and Trade Finance Core Fund	10,491,389

Principal Amount or Shares		Value
2,769,263	High Yield Bond Portfolio	18,360,211
	TOTAL MUTUAL FUNDS (IDENTIFIED COST $198,943,011)	199,707,518
	TOTAL INVESTMENTS — 99.6% (IDENTIFIED COST $1,060,703,197)[8]	1,069,621,412
	OTHER ASSETS AND LIABILITIES - NET — 0.4%[9]	4,241,461
	TOTAL NET ASSETS — 100%	$1,073,862,873

At January 31, 2011, the Fund had the following outstanding foreign exchange contract as follows:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Appreciation
Contracts Sold:
4/11/2011	2,211,846 Euros	$3,121,799	$96,016

Unrealized Appreciation on the Foreign Exchange Contract is included in “Other Assets and Liabilities — Net”.

1	Denotes variable rate and floating rate obligations for which the current rate is shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $182,805,951, which represented 17.0% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $182,628,516, which represented 17.0% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at January 31, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	7/30/1998	$15,705	$13,041
C-BASS ABS LLC 1999-3, Class B1, 6.629%, 2/3/2029	7/9/1999	$142,735	$61,028
Greenwich Capital Acceptance 1991-4, Class B1A, 6.245%, 7/1/2019	1/7/1993	$127,199	$82,141
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.102%, 1/28/2027	2/4/1998 – 2/5/1998	$60,015	$21,225
4	Denotes available rate and weighted-average coupon obligations for which the current rate is shown.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated companies.
7	7-Day net yield.
8	At January 31, 2011, the cost of investments for federal tax purposes was $1,060,653,021. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $8,968,391. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,125,276 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,156,885.
9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

  Level 1 — quoted prices in active markets for identical securities

  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

  The following is a summary of the inputs used, as of January 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds*	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Adjustable-Rate Mortgages	$ —	$7,097,354	$ —	$7,097,354
Asset-Backed Securities	—	356,172,253	43,549	356,215,802
Collateralized Mortgage Obligations	—	94,363,841	—	94,363,841
Corporate Bonds	—	273,859,276	—	273,859,276
Government Agencies	—	10,151,230	—	10,151,230
Mortgage-Backed Securities	—	613,969	—	613,969
U.S. Treasury	—	127,612,422	—	127,612,422
Mutual Funds	199,707,518	—	—	199,707,518
TOTAL SECURITIES	$199,707,518	$869,870,345	$43,549	$1,069,621,412
OTHER FINANCIAL INSTRUMENTS **	$ —	$96,016	$ —	$96,016
*	Emerging Markets Fixed Income Core Fund , Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
**	Other financial instruments include foreign exchange contracts.

  Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Asset-Backed Securities
Balance as of May 1, 2010	$33,583
Change in unrealized appreciation (depreciation)	9,966
Balance as of January 31, 2011	$43,549
The total change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2011.	$9,966

  The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MTN	— Medium Term Note
NIM	— Net Interest Margin
REITs	— Real Estate Investment Trusts
REMIC	— Real Estate Mortgage Investment Conduit

  Item 2.                      Controls and Procedures

  (a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

  (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

  Item 3.                                Exhibits

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  Registrant                                Federated Income Securities Trust

  By                      /S/ Richard A. Novak_

  Richard A. Novak
  Principal Financial Officer

  Date                      March 23, 2011

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

  By                      /S/ J. Christopher Donahue

  J. Christopher Donahue
  Principal Executive Officer

  Date                      March 23, 2011

  By                      /S/ Richard A. Novak

  Richard A. Novak
  Principal Financial Officer

  Date                      March 23, 2011